Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Accounting Standards, Amendments and Interpretations Issued but not yet Applied [Abstract]
Cash and cash equivalents	Cash and cash equivalents
Accounting policies
Cash and cash equivalents consist of cash on deposit and short‑term interest-bearing securities maturing within three months of the date of purchase.
Supporting information

	December 31,	December 31,
As at	2023	2022
Cash	$513	$706
Cash equivalents	387	456
	$900	$1,162